S000034349 [Member] Annual Fund Operating Expenses - William Blair Emerging Markets Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	0.28%	[1]
Net Expenses (as a percentage of Assets)	1.15%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	0.30%	[1]
Net Expenses (as a percentage of Assets)	1.40%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	0.22%	[1]
Net Expenses (as a percentage of Assets)	1.10%	[2]

[1]
William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.40%, 1.15% and 1.10% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2027. The Adviser may not terminate this arrangement prior to April 30, 2027 without the approval of the Fund’s Board of Trustees.

[2]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this Prospectus as a result of a change in contractual expense limits.